Earnings per share (Tables)	6 Months Ended
Sep. 30, 2016
Earnings per share
Schedule of basic and diluted earnings per share

		Three months ended September 30,
	Note	2015	2016	2016
		RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		18,723	16,641	2,496
Earnings allocated to participating convertible notes	(i)	—	—	—

Net income for basic and diluted net income per share		18,723	16,641	2,496

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,003,248	73,003,248	73,003,248

Earnings per share
- Basic		0.25	0.22	0.03

- Diluted	(ii)	0.25	0.22	0.03

		Six months ended September 30,
	Note	2015	2016	2016
		RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		32,274	32,363	4,853
Earnings allocated to participating convertible notes	(i)	—	—	—

Net income for basic and diluted net income per share		32,274	32,363	4,853

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,003,248	73,003,248	73,003,248

Earnings per share
- Basic		0.44	0.44	0.07

- Diluted	(ii)	0.44	0.44	0.07

Notes:

(i)

The outstanding convertible notes provide the holders with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company’s shareholders is reduced by such allocated earnings to participating convertible notes for each reporting period in both basic and diluted net income per share computation. For the three months and six months ended September 30, 2015 and 2016, as there was no excess cash dividend, no earnings were allocated to participating convertible notes.

(ii)

During the three and six months ended September 30, 2015 and 2016, the Company had potentially dilutive ordinary shares of 40,521,494 representing shares issuable upon conversion of the outstanding convertible notes (Note 5). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.